Going Concern (Details Narrative) (10Q) - USD ($)	Feb. 28, 2017	Aug. 31, 2016	Aug. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 5,008,675	$ 4,554,259	$ 4,541,180